LVIP Blended Mid Cap Managed Volatility Fund
Schedule of Investments
September 30, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–95.73%
Aerospace & Defense–2.76%
BWX Technologies	19,216	$ 1,099,347
Hexcel	13,400	1,100,542
Huntington Ingalls Industries	5,300	1,122,487
L3Harris Technologies	41,024	8,559,247
Textron	16,000	783,360
TransDigm Group	13,189	6,867,117
		19,532,100
Air Freight & Logistics–0.17%
CH Robinson Worldwide	7,600	644,328
Expeditors International of Washington	8,000	594,320
		1,238,648
Airlines–0.52%
Alaska Air Group	22,300	1,447,493
American Airlines Group	23,200	625,704
Copa Holdings Class A	5,300	523,375
†United Airlines Holdings	12,200	1,078,602
		3,675,174
Auto Components–0.39%
Aptiv	31,700	2,771,214
		2,771,214
Automobiles–0.10%
Ferrari	4,500	693,405
		693,405
Banks–1.16%
BankUnited	13,100	440,422
Fifth Third Bancorp	17,300	473,674
First Republic Bank	44,323	4,286,034
Pinnacle Financial Partners	6,400	363,200
Signature Bank	4,800	572,256
†SVB Financial Group	4,700	982,065
Webster Financial	22,985	1,077,307
		8,194,958
Beverages–0.21%
Brown-Forman Class B	24,000	1,506,720
		1,506,720
Biotechnology–1.67%
†Agios Pharmaceuticals	3,800	123,120
†Alexion Pharmaceuticals	6,200	607,228
†Alkermes	22,800	444,828
†Alnylam Pharmaceuticals	10,700	860,494
†Argenx ADR	2,363	269,288
†Ascendis Pharma ADR	2,545	245,134
†BioMarin Pharmaceutical	28,200	1,900,680
†Bluebird Bio	2,100	192,822
†Blueprint Medicines	2,900	213,063
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Biotechnology (continued)
†Exact Sciences	14,300	$ 1,292,291
†Exelixis	28,100	496,949
†FibroGen	5,500	203,390
†Immunomedics	14,100	186,966
†Incyte	16,600	1,232,218
†Madrigal Pharmaceuticals	915	78,891
†Neurocrine Biosciences	11,095	999,771
†Sage Therapeutics	5,427	761,354
†Sarepta Therapeutics	6,500	489,580
†Seattle Genetics	11,696	998,838
†Ultragenyx Pharmaceutical	4,530	193,793
		11,790,698
Building Products–1.02%
Allegion	14,400	1,492,560
AO Smith	16,700	796,757
Fortune Brands Home & Security	21,278	1,163,907
Lennox International	15,462	3,756,802
		7,210,026
Capital Markets–3.73%
Apollo Global Management	66,785	2,525,809
Cboe Global Markets	26,000	2,987,660
E*TRADE Financial	18,100	790,789
FactSet Research Systems	2,100	510,237
Lazard Class A	27,400	959,000
MarketAxess Holdings	2,700	884,250
Moody's	4,800	983,184
MSCI	30,074	6,548,613
Nasdaq	71,082	7,061,997
Northern Trust	5,900	550,588
TD Ameritrade Holding	28,800	1,344,960
Tradeweb Markets Class A	33,087	1,223,557
		26,370,644
Chemicals–1.46%
†Axalta Coating Systems	16,600	500,490
Celanese	8,800	1,076,152
CF Industries Holdings	11,263	554,139
Chr Hansen Holding	24,798	2,100,731
†Ingevity	25,389	2,154,003
PPG Industries	7,300	865,123
RPM International	20,500	1,410,605
Scotts Miracle-Gro	13,740	1,399,007
Valvoline	13,958	307,495
		10,367,745
Commercial Services & Supplies–2.55%
ADT	38,600	242,022
Cintas	10,500	2,815,050
†Copart	115,742	9,297,555
†IAA	55,837	2,330,078
KAR Auction Services	18,200	446,810
LVIP Blended Mid Cap Managed Volatility Fund–1

LVIP Blended Mid Cap Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Commercial Services & Supplies (continued)
Ritchie Bros Auctioneers	11,400	$ 454,860
Rollins	23,450	798,941
Waste Connections	17,950	1,651,400
		18,036,716
Communications Equipment–0.36%
Motorola Solutions	14,900	2,539,109
		2,539,109
Construction & Engineering–0.07%
Valmont Industries	3,800	526,072
		526,072
Construction Materials–1.27%
Eagle Materials	5,700	513,057
Vulcan Materials	56,085	8,482,295
		8,995,352
Consumer Finance–0.19%
Discover Financial Services	14,800	1,200,132
†Green Dot Class A	6,200	156,550
		1,356,682
Containers & Packaging–0.77%
Avery Dennison	11,400	1,294,698
Ball	29,300	2,133,333
CCL Industries Class B	14,400	580,848
International Paper	11,800	493,476
Sealed Air	22,400	929,824
		5,432,179
Distributors–0.48%
Pool	16,911	3,410,949
		3,410,949
Diversified Consumer Services–2.28%
†Bright Horizons Family Solutions	90,938	13,868,045
†Grand Canyon Education	7,400	726,680
Service Corp. International	32,300	1,544,263
		16,138,988
Electrical Equipment–1.78%
AMETEK	91,729	8,422,557
†Generac Holdings	6,100	477,874
Hubbell	9,600	1,261,440
Rockwell Automation	7,200	1,186,560
†Sensata Technologies Holding	24,800	1,241,488
		12,589,919
Electronic Equipment, Instruments & Components–3.26%
Amphenol Class A	82,110	7,923,615
CDW	19,500	2,403,180
Cognex	13,000	638,690
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electronic Equipment, Instruments & Components (continued)
†Coherent	4,100	$ 630,252
Corning	45,000	1,283,400
FLIR Systems	69,763	3,668,836
†IPG Photonics	4,200	569,520
†Keysight Technologies	23,019	2,238,598
Littelfuse	17,210	3,051,505
†Zebra Technologies Class A	3,400	701,658
		23,109,254
Entertainment–1.66%
†Electronic Arts	27,414	2,681,637
†Live Nation Entertainment	13,800	915,492
†Take-Two Interactive Software	52,249	6,548,890
World Wrestling Entertainment Class A	12,218	869,311
†Zynga Class A	121,500	707,130
		11,722,460
Equity Real Estate Investment Trusts–2.39%
American Campus Communities	9,254	444,932
CubeSmart	13,500	471,150
Extra Space Storage	42,598	4,976,299
Federal Realty Investment Trust	2,200	299,508
Iron Mountain	17,100	553,869
MGM Growth Properties Class A	23,100	694,155
SBA Communications	36,346	8,764,838
SL Green Realty	4,600	376,050
VEREIT	33,709	329,674
		16,910,475
Food & Staples Retailing–0.26%
†BJ's Wholesale Club Holdings	30,513	789,372
Casey's General Stores	4,920	792,907
†Sprouts Farmers Market	13,000	251,420
		1,833,699
Food Products–0.76%
Conagra Brands	21,100	647,348
Hershey	9,900	1,534,401
Hormel Foods	9,700	424,181
McCormick & Co Non-Voting Shares	11,100	1,734,930
Tyson Foods Class A	12,222	1,052,803
		5,393,663
Gas Utilities–0.16%
Atmos Energy	9,700	1,104,733
		1,104,733

LVIP Blended Mid Cap Managed Volatility Fund–2

LVIP Blended Mid Cap Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies–5.27%
†ABIOMED	4,500	$ 800,505
†Align Technology	11,066	2,002,061
Cooper	20,306	6,030,882
†DexCom	15,319	2,286,208
†Edwards Lifesciences	13,899	3,056,529
†Hologic	37,100	1,873,179
†ICU Medical	2,438	389,105
†IDEXX Laboratories	14,412	3,919,055
†Masimo	24,376	3,626,905
†Novocure	3,200	239,296
†Penumbra	2,700	363,123
STERIS	53,423	7,719,089
Teleflex	5,900	2,004,525
West Pharmaceutical Services	20,978	2,975,100
		37,285,562
Health Care Providers & Services–1.14%
†Acadia Healthcare	17,583	546,480
†Amedisys	3,500	458,535
†Centene	47,400	2,050,524
†DaVita	8,600	490,802
†Guardant Health	5,885	375,639
†Henry Schein	6,900	438,150
†Molina Healthcare	13,500	1,481,220
Universal Health Services Class B	5,300	788,375
†WellCare Health Plans	5,631	1,459,386
		8,089,111
Health Care Technology–0.34%
Cerner	10,200	695,334
†Veeva Systems Class A	11,400	1,740,666
		2,436,000
Hotels, Restaurants & Leisure–3.80%
Aramark	7,700	335,566
†Chipotle Mexican Grill	5,766	4,846,150
Choice Hotels International	7,500	667,200
Domino's Pizza	11,488	2,809,850
Dunkin' Brands Group	61,404	4,873,022
Extended Stay America	26,600	389,424
Flutter Entertainment	9,845	921,250
Hilton Worldwide Holdings	32,166	2,994,976
MGM Resorts International	31,300	867,636
†Norwegian Cruise Line Holdings	15,700	812,789
Papa John's International	6,500	340,275
Restaurant Brands International	16,223	1,154,104
Royal Caribbean Cruises	8,400	909,972
Vail Resorts	5,739	1,305,967
Wynn Resorts	19,819	2,154,722
Yum Brands	5,400	612,522
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
Yum China Holdings	19,300	$ 876,799
		26,872,224
Household Durables–0.37%
†Mohawk Industries	4,300	533,501
†NVR	440	1,635,634
Toll Brothers	11,400	467,970
		2,637,105
Household Products–0.49%
Church & Dwight	25,600	1,926,144
Clorox	10,300	1,564,261
		3,490,405
Industrial Conglomerates–1.01%
Roper Technologies	20,002	7,132,713
		7,132,713
Insurance–1.64%
Aon	7,182	1,390,220
Arthur J. Gallagher & Co.	43,053	3,856,257
Assurant	12,700	1,597,914
Axis Capital Holdings	15,400	1,027,488
Fidelity National Financial	31,700	1,407,797
Willis Towers Watson	11,900	2,296,343
		11,576,019
Interactive Media & Services–1.18%
†InterActiveCorp	24,031	5,238,037
Match Group	29,935	2,138,556
†Pinterest Class A	24,455	646,835
†Zillow Group Class A	11,200	330,904
		8,354,332
Internet & Direct Marketing Retail–0.44%
†Chewy Class A	55,975	1,375,865
†Ctrip.com International ADR	14,100	412,989
†Farfetch Class A	13,587	117,392
†GrubHub	5,100	286,671
†MercadoLibre	1,200	661,476
†Wayfair Class A	2,500	280,300
		3,134,693
IT Services–11.05%
†Black Knight	79,384	4,847,187
Booz Allen Hamilton Holding	29,481	2,093,740
†CoreLogic	23,200	1,073,464
†EPAM Systems	4,100	747,512
†Euronet Worldwide	9,700	1,419,110
Fidelity National Information Services	85,405	11,338,368
†Fiserv	106,071	10,987,895
†FleetCor Technologies	27,283	7,824,219
†Gartner	16,700	2,387,933

LVIP Blended Mid Cap Managed Volatility Fund–3

LVIP Blended Mid Cap Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
IT Services (continued)
Genpact	15,300	$ 592,875
Global Payments	127,693	20,303,187
†GoDaddy Class A	20,400	1,345,992
Leidos Holdings	17,300	1,485,724
†Okta	9,800	964,908
Paychex	9,500	786,315
Sabre	35,100	786,064
†Shopify Class A	3,633	1,132,261
†Square Class A	28,587	1,770,965
†StoneCo Class A	9,636	335,140
†Twilio Class A	12,300	1,352,508
†VeriSign	8,000	1,509,040
†WEX	8,400	1,697,388
†Wix.com	12,572	1,467,655
		78,249,450
Leisure Products–0.13%
†Peloton Interactive Class A	35,334	886,883
		886,883
Life Sciences Tools & Services–4.30%
†Adaptive Biotechnologies	7,659	236,663
Agilent Technologies	25,000	1,915,750
†Avantor	60,143	884,102
Bio-Techne	23,236	4,546,588
Bruker	9,600	421,728
†ICON	28,997	4,272,418
†IQVIA Holdings	5,900	881,342
†Mettler-Toledo International	7,824	5,511,226
PerkinElmer	93,447	7,958,881
†PRA Health Sciences	6,400	635,072
†QIAGEN	96,877	3,194,035
		30,457,805
Machinery–1.90%
Donaldson	8,500	442,680
Flowserve	7,200	336,312
Fortive	22,222	1,523,540
Graco	17,200	791,888
IDEX	20,467	3,354,132
†Middleby	5,900	689,710
Nordson	6,000	877,560
PACCAR	8,400	588,084
Snap-on	4,500	704,430
Toro	10,800	791,640
Wabtec	13,872	996,842
Woodward	7,800	841,074
Xylem	18,861	1,501,713
		13,439,605
Marine–0.04%
†Kirby	3,200	262,912
		262,912
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Media–0.73%
†Altice USA Class A	155,868	$ 4,470,294
Interpublic Group	11,800	254,408
Omnicom Group	5,200	407,160
		5,131,862
Metals & Mining–0.09%
Kirkland Lake Gold	14,700	658,560
		658,560
Multiline Retail–1.61%
Dollar General	24,600	3,909,924
†Dollar Tree	60,834	6,944,809
†Ollie's Bargain Outlet Holdings	9,400	551,216
		11,405,949
Multi-Utilities–0.04%
NiSource	10,500	314,160
		314,160
Oil, Gas & Consumable Fuels–0.93%
Cabot Oil & Gas	55,800	980,406
†Centennial Resource Development Class A	69,136	312,149
Cimarex Energy	2,100	100,674
Concho Resources	9,434	640,569
†Continental Resources	8,700	267,873
Diamondback Energy	21,121	1,898,989
HollyFrontier	11,500	616,860
†Jagged Peak Energy	75,800	550,308
Parsley Energy Class A	22,844	383,779
=†πVenture Global LNG Series B	12	62,400
=†πVenture Global LNG Series C	149	774,800
		6,588,807
Pharmaceuticals–0.90%
†Catalent	13,813	658,328
†Elanco Animal Health	138,018	3,669,899
†GW Pharmaceuticals ADR	1,600	184,048
†Jazz Pharmaceuticals	7,800	999,492
†Nektar Therapeutics	7,100	129,326
Perrigo	12,800	715,392
		6,356,485
Professional Services–5.30%
†CoStar Group	12,686	7,525,335
Equifax	11,900	1,673,973
†IHS Markit	118,320	7,913,242
ManpowerGroup	2,900	244,296
Nielsen Holdings	34,900	741,625
Robert Half International	8,500	473,110
TransUnion	106,247	8,617,694
Verisk Analytics Class A	65,272	10,322,114
		37,511,389

LVIP Blended Mid Cap Managed Volatility Fund–4

LVIP Blended Mid Cap Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Real Estate Management & Development–0.08%
Jones Lang LaSalle	3,900	$ 542,334
		542,334
Road & Rail–1.36%
JB Hunt Transport Services	12,698	1,405,034
Kansas City Southern	49,060	6,525,470
Landstar System	3,400	382,772
Old Dominion Freight Line	5,300	900,841
Schneider National Class B	20,044	435,356
		9,649,473
Semiconductors & Semiconductor Equipment–4.14%
Entegris	40,100	1,887,106
KLA	19,609	3,126,655
Lam Research	10,500	2,426,655
Marvell Technology Group	77,374	1,932,029
Maxim Integrated Products	49,500	2,866,545
Microchip Technology	34,800	3,233,268
Monolithic Power Systems	42,613	6,631,861
†Silicon Laboratories	24,586	2,737,651
Skyworks Solutions	28,500	2,258,625
Xilinx	23,316	2,236,005
		29,336,400
Software–10.26%
†2U	3,700	60,236
†ANSYS	3,000	664,080
†Atlassian Class A	20,600	2,584,064
†Autodesk	42,873	6,332,342
†Cadence Design Systems	137,992	9,118,511
CDK Global	13,900	668,451
†Ceridian HCM Holding	16,641	821,566
Constellation Software	3,486	3,481,527
†Coupa Software	7,800	1,010,646
†Crowdstrike Holdings Class A	3,171	184,901
†Datadog Class A	5,991	203,155
=†πDatadog Class B	6,153	208,648
†DocuSign	33,738	2,089,057
†Dropbox Class A	17,408	351,119
†Dynatrace	19,512	364,289
†Fortinet	16,400	1,258,864
†Guidewire Software	41,559	4,379,488
†New Relic	5,900	362,555
†Nice ADR	31,114	4,474,193
†Palo Alto Networks	11,300	2,303,279
†Paycom Software	4,900	1,026,501
†Pluralsight Class A	24,000	403,080
†Proofpoint	10,000	1,290,500
†PTC	19,536	1,331,965
†RealPage	26,206	1,647,309
†ServiceNow	28,717	7,289,811
†Slack Technologies Class A	17,008	403,600
†Splunk	24,900	2,934,714
SS&C Technologies Holdings	96,947	4,999,557
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
Symantec	41,100	$ 971,193
†Synopsys	11,900	1,633,275
†Tyler Technologies	18,252	4,791,150
†Workday Class A	10,000	1,699,600
†Zendesk	16,600	1,209,808
†Zoom Video Communications Class A	892	67,970
		72,621,004
Specialty Retail–4.28%
†AutoZone	735	797,196
†Burlington Stores	17,700	3,536,814
†CarMax	16,300	1,434,400
†Five Below	42,753	5,391,153
†Michaels	13,300	130,207
†O'Reilly Automotive	16,306	6,498,104
Ross Stores	40,429	4,441,126
Tiffany & Co.	11,100	1,028,193
Tractor Supply	47,591	4,304,130
†Ulta Salon Cosmetics & Fragrance	8,908	2,232,790
Williams-Sonoma	7,400	503,052
		30,297,165
Technology Hardware, Storage & Peripherals–0.11%
†Pure Storage Class A	47,744	808,783
		808,783
Textiles, Apparel & Luxury Goods–0.93%
†Lululemon Athletica	26,987	5,195,807
PVH	3,900	344,097
Tapestry	39,800	1,036,790
		6,576,694
Trading Companies & Distributors–0.33%
Fastenal	9,000	294,030
†HD Supply Holdings	36,800	1,441,640
Watsco	3,500	592,130
		2,327,800
Water Utilities–0.11%
American Water Works	6,174	766,996
		766,996
Total Common Stock (Cost $499,042,488)		677,650,262
CONVERTIBLE PREFERRED STOCKS–0.05%
=†πUiPath Series D2	1,266	49,819
=†πUiPath Series D1	7,537	296,594
Total Convertible Preferred Stocks (Cost $346,413)		346,413

LVIP Blended Mid Cap Managed Volatility Fund–5

LVIP Blended Mid Cap Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–4.07%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 1.88%)	28,771,139	$ 28,771,139
Total Money Market Fund (Cost $28,771,139)		28,771,139

TOTAL INVESTMENTS–99.85% (Cost $528,160,040)	706,767,814
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.15%	1,083,019
NET ASSETS APPLICABLE TO 45,924,842 SHARES OUTSTANDING–100.00%	$707,850,833

† Non-income producing.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
π Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At September 30, 2019, the aggregate value of restricted securities was $1,392,261, which represented 0.20% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

Restricted Securities
Investment	Date of Acquisition	Cost	Value
Datadog Class B	2/2/2019	$98,220	$208,648
UiPath Series D1	4/30/2019	296,594	296,594
UiPath Series D2	4/30/2019	49,819	49,819
Venture Global LNG Series B	3/8/2018	36,240	62,400
Venture Global LNG Series C	10/16/2017	554,369	774,800
Total		$1,035,242	$1,392,261

The following futures contracts were outstanding at September 30, 2019:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contracts:
19	E-mini Russell 2000 Index	$1,448,750	$1,508,485	12/20/19	$—	$(59,735)
36	E-mini S&P 500 Index	5,361,300	5,407,987	12/20/19	—	(46,687)
73	E-mini S&P MidCap 400 Index	14,147,400	14,382,352	12/20/19	—	(234,952)
Total Futures Contracts					$—	$(341,374)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2019.

LVIP Blended Mid Cap Managed Volatility Fund–6

LVIP Blended Mid Cap Managed Volatility Fund
Schedule of Investments (continued)
Summary of Abbreviations:
ADR–American Depositary Receipt
IT–Information Technology
LNG–Liquefied Natural Gas
S&P–Standard & Poor’s
See accompanying notes.
LVIP Blended Mid Cap Managed Volatility Fund–7

LVIP Blended Mid Cap Managed Volatility Fund
Notes
September 30, 2019 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Blended Mid Cap Managed Volatility Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”). Restricted securities are valued at fair value using methods approved by the Board.   Futures contracts are valued at the daily quoted settlement prices.   Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
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LVIP Blended Mid Cap Managed Volatility Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2019:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$19,532,100	$—	$—	$19,532,100
Air Freight & Logistics	1,238,648	—	—	1,238,648
Airlines	3,675,174	—	—	3,675,174
Auto Components	2,771,214	—	—	2,771,214
Automobiles	693,405	—	—	693,405
Banks	8,194,958	—	—	8,194,958
Beverages	1,506,720	—	—	1,506,720
Biotechnology	11,790,698	—	—	11,790,698
Building Products	7,210,026	—	—	7,210,026
Capital Markets	26,370,644	—	—	26,370,644
Chemicals	8,267,014	2,100,731	—	10,367,745
Commercial Services & Supplies	18,036,716	—	—	18,036,716
Communications Equipment	2,539,109	—	—	2,539,109
Construction & Engineering	526,072	—	—	526,072
Construction Materials	8,995,352	—	—	8,995,352
Consumer Finance	1,356,682	—	—	1,356,682
Containers & Packaging	5,432,179	—	—	5,432,179
Distributors	3,410,949	—	—	3,410,949
Diversified Consumer Services	16,138,988	—	—	16,138,988
Electrical Equipment	12,589,919	—	—	12,589,919
Electronic Equipment, Instruments & Components	23,109,254	—	—	23,109,254
Entertainment	11,722,460	—	—	11,722,460
Equity Real Estate Investment Trusts	16,910,475	—	—	16,910,475
Food & Staples Retailing	1,833,699	—	—	1,833,699
Food Products	5,393,663	—	—	5,393,663
Gas Utilities	1,104,733	—	—	1,104,733
Health Care Equipment & Supplies	37,285,562	—	—	37,285,562
Health Care Providers & Services	8,089,111	—	—	8,089,111
Health Care Technology	2,436,000	—	—	2,436,000
Hotels, Restaurants & Leisure	25,950,974	921,250	—	26,872,224
Household Durables	2,637,105	—	—	2,637,105
Household Products	3,490,405	—	—	3,490,405
Industrial Conglomerates	7,132,713	—	—	7,132,713
Insurance	11,576,019	—	—	11,576,019
Interactive Media & Services	8,354,332	—	—	8,354,332
Internet & Direct Marketing Retail	3,134,693	—	—	3,134,693
IT Services	78,249,450	—	—	78,249,450
Leisure Products	886,883	—	—	886,883
Life Sciences Tools & Services	30,457,805	—	—	30,457,805
Machinery	13,439,605	—	—	13,439,605
Marine	262,912	—	—	262,912
Media	5,131,862	—	—	5,131,862
Metals & Mining	658,560	—	—	658,560
Multiline Retail	11,405,949	—	—	11,405,949
Multi-Utilities	314,160	—	—	314,160
Oil, Gas & Consumable Fuels	5,751,607	—	837,200	6,588,807
Pharmaceuticals	6,356,485	—	—	6,356,485
Professional Services	37,511,389	—	—	37,511,389
Real Estate Management & Development	542,334	—	—	542,334
Road & Rail	9,649,473	—	—	9,649,473
Semiconductors & Semiconductor Equipment	29,336,400	—	—	29,336,400
Software	72,412,356	—	208,648	72,621,004
Specialty Retail	30,297,165	—	—	30,297,165
Technology Hardware, Storage & Peripherals	808,783	—	—	808,783
Textiles, Apparel & Luxury Goods	6,576,694	—	—	6,576,694
Trading Companies & Distributors	2,327,800	—	—	2,327,800
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LVIP Blended Mid Cap Managed Volatility Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Investments:
Water Utilities	$766,996	$—	$—	$766,996
Convertible Preferred Stocks	—	—	346,413	346,413
Money Market Fund	28,771,139	—	—	28,771,139
Total Investments	$702,353,572	$3,021,981	$1,392,261	$706,767,814
Derivatives:

Liabilities:
Futures Contracts	$(341,374)	$—	$—	$(341,374)
During the period ended September 30, 2019, there were no material transfers to or from Level 3 investments.
3. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of December 31, 2018, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
LVIP Blended Mid Cap Managed Volatility Fund–10